Lease liabilities - Summary (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Lease liabilities [abstract]
Non-current	$ 317,869	$ 287,679
Current	50,206	54,351
Lease liabilities	$ 368,075	$ 342,030